Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	¥ 95,789	[1]	¥ 87,935	[1]
Fair value of plan assets	70,690		60,831
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	91,210		84,752
Fair value of plan assets	¥ 70,690		¥ 60,831

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.